Debt (Tables)	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Long Term Debt
Debt consists of the following (in thousands):

			As of December 31,
	Interest Rate(1)	Maturities Through	2019	2018
Fixed rate debt:
Senior notes	2.65% to 7.50%	2020 - 2028	$1,746,280	$1,724,194
Secured senior notes	7.25%	2025	662,398	670,437
Unsecured term loans	2.53% to 5.41%	2021 - 2030	2,806,774	2,148,351
Total fixed rate debt			5,215,452	4,542,982
Variable rate debt:
Unsecured revolving credit facilities(2)	2.79%	2022 - 2024	165,000	795,000
Commercial paper	2.19%	2019	1,434,180	775,488
USD unsecured term loan	2.31% to 5.64%	2019 - 2028	3,519,853	4,005,848
Euro unsecured term loan	1.15% to 1.58%	2021 - 2028	676,740	734,176
Total variable rate debt			5,795,773	6,310,512
Finance lease liabilities			230,258	130,944
Total debt (3)			11,241,483	10,984,438
Less: unamortized debt issuance costs			(206,607)	(206,739)
Total debt, net of unamortized debt issuance costs			11,034,876	10,777,699
Less—current portion including commercial paper			(2,620,766)	(2,422,329)
Long-term portion			$8,414,110	$8,355,370
(1)Interest rates based on outstanding loan balance as of December 31, 2019 and, for variable rate debt, include either LIBOR or EURIBOR plus the applicable margin.
(2)Includes $1.7 billion facility due in 2024 and $1.2 billion facility due in 2022, each of which accrue interest at LIBOR plus 1.00%, currently 2.91%, and are subject to a facility fee of 0.125%.
(3)At December 31, 2019 and 2018, the weighted average interest rate for total debt was 3.99% and 4.14%, respectively.

Schedule of Annual Maturities on Long-Term Debt Including Capital Leases
Following is a schedule of annual maturities on our total debt net of debt issuance costs, and including capital leases and commercial paper, as of December 31, 2019 for each of the next five years (in thousands):

Year
2020	$2,620,766
2021	843,906
2022	2,479,303
2023	763,382
2024	723,697
Thereafter	3,603,822
$11,034,876